Income taxes - Tax loss carryforwards (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					$ 978,822
Tax loss carryforwards utilized					159,024
Deferred tax assets		$ 316,939	$ 348,034	$ 15,737	297,004
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					20,917
Duration of tax losses	10 years
Deferred tax assets		334,013	421,121		299,982
IMPAC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recovered		$ 10,471	$ 9,186
Updated amount of IMPAC recovered	$ 28,619
2001
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					5,816
2002
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					155,613
2003
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					217,720
2004
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					252,185
2005
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					47,821
2006
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					22,987
2007
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					86,336
2008
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					43,673
2009
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					5,476
2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					31,223
2012
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					70,431
2013
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					15,076
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					5,206
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					$ 19,259